Taxation - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Liabilities Related to Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefits, excluding interest and penalties, at January 1,	$ 6.2	$ 6.2
Unrecognized tax benefits, excluding interest and penalties, at December 31,	6.2	6.2
Interest and penalties	5.1	4.6
Unrecognized tax benefits, including interest and penalties, at December 31,	$ 11.3	$ 10.8